Note 21 - Parent Company	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21.	PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2018	2017
ASSETS
Cash and due from banks	$1,582	$1,766
Equity securities, at fair value	616	625
Investment in nonbank subsidiary	2,364	2,363
Investment in subsidiary bank	128,366	119,946
Other assets	4,080	3,450

TOTAL ASSETS	$137,008	$128,150

LIABILITIES
Trust preferred debt	$8,248	$8,248
Other liabilities	470	39
TOTAL LIABILITIES	8,718	8,287

STOCKHOLDERS' EQUITY	128,290	119,863

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$137,008	$128,150

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2018	2017

INCOME
Dividends from subsidiary bank	$4,650	$10,425
(Loss) gain on equity securities	(9)	488
Other	9	80
Total income	4,650	10,993

EXPENSES
Interest expense	325	460
Other	2,119	2,091
Total expenses	2,444	2,551

Income before income tax benefit	2,206	8,442

Income tax benefit	(513)	(673)

Income before equity in undistributed net income of subsidiaries	2,719	9,115

Equity in undistributed net income of subsidiaries	9,712	340

NET INCOME	$12,431	$9,455

Comprehensive Income	$11,140	$9,345

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2018	2017

OPERATING ACTIVITIES
Net income	$12,431	$9,455
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(9,711)	(337)
Equity in undistributed net loss of EMORECO	(1)	(3)
Stock-based compensation	371	33
Loss (gain) on equity securities	9	(488)
Other, net	(382)	282
Net cash provided by operating activities	2,717	8,942

INVESTING ACTIVITIES
Acquisition, net of cash paid	-	(22,249)

FINANCING ACTIVITIES
Proceeds from issuance of common stock	92	15,164
Stock options exercised	168	184
Proceeds from dividend reinvestment plan	618	540
Cash dividends	(3,779)	(3,358)
Net cash (used in) provided by financing activities	(2,901)	12,530

Decrease in cash	(184)	(777)

CASH AT BEGINNING OF YEAR	1,766	2,543

CASH AT END OF YEAR	$1,582	$1,766

SUPPLEMENTAL INFORMATION
Common stock issued in business acquisition	$-	$20,995
Increase in common stock through increase in other, net	183	-